Schedule of general and administrative expenses (Details) (USD $)	12 Months Ended
Nov. 30, 2012
General And Administrative Expenses Schedule Of General And Administrative Expenses 1	$ 192,973
General And Administrative Expenses Schedule Of General And Administrative Expenses 2	0
General And Administrative Expenses Schedule Of General And Administrative Expenses 3	1,889,326
General And Administrative Expenses Schedule Of General And Administrative Expenses 4	176,446
General And Administrative Expenses Schedule Of General And Administrative Expenses 5	67,363
General And Administrative Expenses Schedule Of General And Administrative Expenses 6	203,288
General And Administrative Expenses Schedule Of General And Administrative Expenses 7	0
General And Administrative Expenses Schedule Of General And Administrative Expenses 8	140,944
General And Administrative Expenses Schedule Of General And Administrative Expenses 9	0
General And Administrative Expenses Schedule Of General And Administrative Expenses 10	14,551
General And Administrative Expenses Schedule Of General And Administrative Expenses 11	4,219
General And Administrative Expenses Schedule Of General And Administrative Expenses 12	62,220
General And Administrative Expenses Schedule Of General And Administrative Expenses 13	770
General And Administrative Expenses Schedule Of General And Administrative Expenses 14	2,679,748
General And Administrative Expenses Schedule Of General And Administrative Expenses 15	$ 72,352